SUPPLEMENT DATED APRIL 26, 2024

TO THE PROSPECTUS

DATED AUGUST 31, 2023

AS AMENDED TO DATE

OF

MORNINGSTAR FUNDS TRUST

(THE “TRUST”)

Morningstar Alternatives Fund

Morningstar Multisector Bond Fund

Morningstar International Equity Fund

Morningstar Municipal Bond Fund

Morningstar U.S. Equity Fund

(each a “Fund”, collectively the “Funds”)

This supplement provides additional information to the Funds’ Prospectus dated August 31, 2023, as amended to date, and should be read in conjunction with such Prospectus.

Portfolio Manager Change to the Morningstar Alternatives Fund

I.	To reflect the addition of Matthew J. Osowiecki as a portfolio manager of the Morningstar Alternatives Fund, the following additions are being made to the Prospectus:

1.	The Water Island Capital, LLC section of the table following the “Fund Management – Subadvisers and Portfolio Managers” heading in the Prospectus is removed and replaced with the following:

Portfolio Manager	Position with Subadviser	Start Date with the Fund
Water Island Capital, LLC
John S. Orrico, CFA	Co-Chief Investment Officer	Since Inception (November 2018)
Matthew J. Osowiecki	Co-Chief Investment Officer	April 2024
Roger P. Foltynowicz, CFA, CAIA	Portfolio Manager	Since Inception (November 2018)

2.	In the “Subadvisers and Portfolio Managers – Morningstar Alternatives Fund – Water Island Capital, LLC (Water Island)” section of the Prospectus, the following paragraph is added:

Matthew J. Osowiecki—Matthew Osowiecki joined Water Island in 2007 and currently serves as Co-Chief Investment Officer (“CIO”), where his responsibilities include strategic planning, managing the firm’s research analyst staff, and overseeing the firm’s investment strategies. Prior to being Co-CIO, Osowiecki served as a Senior Research Analyst with areas of focus including the firm’s global merger arbitrage strategy and leading the firm’s research efforts into EMEA-targeted events. He also previously served as a member of the firm’s Management Committee. Prior to joining Water Island, Osowiecki worked in the Investment Product Division of The Hartford and as a project manager in commercial real estate development. Osowiecki holds a BS from the University of Connecticut. Osowiecki has served as a portfolio manager for the Fund since April 2024.

Portfolio Manager Change to the Morningstar Multisector Bond Fund

I.	To reflect the addition of Christopher A. Hays and Jae H. Lee as co-portfolio managers of the Morningstar Multisector Bond Fund, the following additions are being made to the Prospectus:

1.	The TCW Investment Management Company LLC section of the table following the Fund Management – Subadvisers and Portfolio Managers” heading in the Prospectus is removed and replaced with the following:

Portfolio Manager	Position with Subadviser	Start Date with the Fund
TCW Investment Management Company LLC
Penelope D. Foley	Group Managing Director	Since Inception (November 2018)
David I. Robbins	Group Managing Director	Since Inception (November 2018)
Alex Stanojevic	Managing Director	Since Inception (November 2018)
Christopher A. Hays	Co-Portfolio Manager	April 2024
Jae H. Lee	Co-Portfolio Manager	April 2024

2.	In the “Subadvisers and Portfolio Managers – Morningstar Multisector Bond Fund – TCW Investment Management Company LLC (TCW)” section of the Prospectus, the following paragraphs are added:

Christopher A. Hays—Christopher Hays is a Co-Portfolio Manager, External Debt and a Sustainable Investment Strategist for the TCW Emerging Markets Group. Prior to joining TCW in 2016, Hays was a Vice President at Bank of America Merrill Lynch, where he worked in research as an Emerging Markets Corporate Credit Strategist. In that capacity, he was responsible for constructing the firm’s top-down views and forecasts for the global emerging markets corporate asset class. Hays graduated with a BA in Economics from Columbia University. Hays has served as a portfolio manager for the Fund since April 2024.

Jae H. Lee—Jae Lee is a Co-Portfolio Manager, Local Currency for the TCW Emerging Markets Group. Prior to joining TCW in 2015, Lee was a Director at Standard Chartered Bank in New York, where he oversaw Asian foreign exchange trading. Before Standard Chartered, he was Head of Local Markets Trading in Asia for Commerzbank. Lee started his career at Bank of America Merrill Lynch where he held FX and Rates trading positions in New York, Hong Kong and Singapore. Lee is a graduate of Georgetown University, where he received a bachelor’s degree in finance, as well as a master’s degree in international relations. Lee has served as a portfolio manager for the Fund since April 2024.

Portfolio Manager Change to the Morningstar International Equity Fund

I.

Babatunde Ojo, Bryan C. Lloyd, and Patrick C. Todd no longer serve as portfolio managers to the portion of the Morningstar International Equity Fund subadvised by Harding Loevner LP. To reflect this change, all references to Messrs. Ojo, Lloyd and Todd as portfolio managers of the Fund are removed from the Prospectus.

Portfolio Manager Change to the Morningstar Municipal Bond Fund

I.

Konstantine B. Mallas no longer serves as a portfolio manager to the portion of the Morningstar Municipal Bond Fund subadvised by T. Rowe Price Associates, Inc. To reflect this change, all references to Ms. Mallas as a portfolio manager of the Fund are removed from the Prospectus.

Portfolio Manager Change to the Morningstar U.S. Equity Fund

I.

Christopher M. Bingaman no longer serves as a portfolio manager to the portion of the Morningstar U.S. Equity Fund subadvised by Diamond Hill Capital Management, Inc. To reflect this change, all references to Mr. Bingaman as a portfolio manager of the Fund are removed from the Prospectus.

Please retain this supplement for future reference.

SUPPLEMENT DATED APRIL 26, 2024

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED AUGUST 31, 2023

AS AMENDED TO DATE

OF

MORNINGSTAR FUNDS TRUST

(THE “TRUST”)

Morningstar Alternatives Fund

Morningstar Multisector Bond Fund

Morningstar International Equity Fund

Morningstar Municipal Bond Fund

Morningstar U.S. Equity Fund

(each a “Fund”, collectively the “Funds”)

This supplement provides additional information to the Funds’ Statement of Additional Information (“SAI”) dated August 31, 2023, as amended to date, and should be read in conjunction with such SAI.

Portfolio Manager Change to the Morningstar Alternatives Fund

I.

To reflect the addition of Matthew J. Osowiecki as a portfolio manager of the Morningstar Alternatives Fund, the following information is added to the Water Island Capital, LLC section of the table following the “The Funds’ Investment Team – Portfolio Managers – Other Accounts Managed by Portfolio Managers” heading in the SAI:

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Firm and Portfolio Manager(s)	Registered Investment Companies (excluding the Funds)	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies (excluding the Funds)	Other Pooled Investment Vehicles	Other Accounts

Water Island
Matthew J. Osowiecki	2	1	0	0	1	0
(as of March 31, 2024)	$1.10	$0.03	$0.00	$0.00	$0.03	$0.00

Portfolio Manager Change to the Morningstar Multisector Bond Fund

I.

To reflect the addition of Christopher A. Hays and Jae H. Lee as co-portfolio managers of the Morningstar Multisector Bond Fund, the following information is added to the TCW Investment Management Company LLC section of the table following the “The Funds’ Investment Team – Portfolio Managers – Other Accounts Managed by Portfolio Managers” heading in the SAI:

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Firm and Portfolio Manager(s)	Registered Investment Companies (excluding the Funds)	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies (excluding the Funds)	Other Pooled Investment Vehicles	Other Accounts

TCW
Christopher A. Hays (as of March 31, 2024)	0 $0.00	0 $0.00	0 $0.00	0 $0.00	0 $0.00	0 $0.00

Jae H. Lee (as of March 31, 2024)	0 $0.00	0 $0.00	0 $0.00	0 $0.00	0 $0.00	0 $0.00

Portfolio Manager Change to the Morningstar International Equity Fund

I.

Babatunde Ojo, Bryan C. Lloyd, and Patrick C. Todd no longer serve as portfolio managers to the portion of the Morningstar International Equity Fund subadvised by Harding Loevner LP. To reflect this change, all references to Messrs. Ojo, Lloyd and Todd as portfolio managers of the Fund are removed from the SAI.

Portfolio Manager Change to the Morningstar Municipal Bond Fund

I.

Konstantine B. Mallas no longer serves as a portfolio manager to the portion of the Morningstar Municipal Bond Fund subadvised by T. Rowe Price Associates, Inc. To reflect this change, all references to Ms. Mallas as a portfolio manager of the Fund are removed from the SAI.

Portfolio Manager Change to the Morningstar U.S. Equity Fund

I.

Christopher M. Bingaman no longer serves as a portfolio manager to the portion of the Morningstar U.S. Equity Fund subadvised by Diamond Hill Capital Management, Inc. To reflect this change, all references to Mr. Bingaman as a portfolio manager of the Fund are removed from the SAI.

Please retain this supplement for future reference.

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